UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ]adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:        CastleRock Asset Management, Inc.
Address:     101 Park Avenue, 23rd Floor
             New York, NY 10178

Form  13F  File  Number:  028-6185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Paul P. Tanico and Ellen H. Adams
Title:     Principals
Phone:     212-251-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Tanico          New York, NY             2/14/11
------------------          ------------          ------------
     [Signature]            [City, State]              [Date]

/s/ Ellen H. Adams          New York, NY             2/14/11
------------------          ------------          ------------
     [Signature]            [City, State]              [Date]


Report  Type  (Check  only  one.):

[X]     13F  HOLDINGS  REPORT.  (Check  here  if  all holdings of this reporting manager  are  reported  in  this  report.)

[ ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           0
Form  13F  Information  Table  Entry  Total:     55
Form 13F Information Table Value Total:          829,217
                                                 (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                             TITLE OF                 VALUE   SHRS/     SH/ PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS         CUSIP     (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE        SHARED  NONE
---------------------------- ----------------------- ------- ---------  -------- ---------- --------   ----------  ------  ------
ALCOA INC                    COM           013817101   9,859   640,588  SH        SOLE       N/A         640,588
APPLE INC                    COM           037833100  27,721    85,940  SH        SOLE       N/A          85,940
AVIS BUDGET GROUP            COM           053774105  11,384   731,641  SH        SOLE       N/A         731,641
BANK OF NEW YORK MELLON CORP COM           064058100     405    13,424  SH        SOLE       N/A          13,424
BOEING CO                    COM           097023105  12,059   184,786  SH        SOLE       N/A         184,786
CALIX INC                    COM           13100M509  10,545   623,989  SH        SOLE       N/A         623,989
CAPITALSOURCE INC            COM           14055X102  13,409 1,888,651  SH        SOLE       N/A       1,888,651
CHEMTURA CORP                COM NEW       163893209   9,802   613,408  SH        SOLE       N/A         613,408
CIT GROUP INC                COM NEW       125581801  20,185   428,552  SH        SOLE       N/A         428,552
CITIGROUP INC                COM           172967101  32,652 6,903,241  SH        SOLE       N/A       6,903,241
CLOUD PEAK ENERGY INC        COM           18911Q102     581    25,000  SH        SOLE       N/A          25,000
COMERICA INC                 COM           200340107   6,503   153,950  SH        SOLE       N/A         153,950
CROWN CASTLE INTL CORP       COM           228227104   6,016   137,259  SH        SOLE       N/A         137,259
DANA HLDG CORP               COM           235825205  34,474 2,003,118  SH        SOLE       N/A       2,003,118
EDWARDS LIFESCIENCES CORP    COM           28176E108  17,369   214,862  SH        SOLE       N/A         214,862
EQUINIX INC                  COM NEW       29444U502   8,931   109,902  SH        SOLE       N/A         109,902
FINISAR CORP                 COM NEW       31787A507  30,950 1,042,439  SH        SOLE       N/A       1,042,439
FORD MTR CO DEL              COM PAR $0.01 345370860   9,223   549,290  SH        SOLE       N/A         549,290
GENERAL MTRS CO              COM           37045V100   3,734   101,296  SH        SOLE       N/A         101,296
HALLIBURTON CO               COM           406216101  30,118   737,649  SH        SOLE       N/A         737,649
HERTZ GLOBAL HOLDINGS INC    COM           42805T105  20,930 1,444,421  SH        SOLE       N/A       1,444,421
HEXCEL CORP NEW              COM           428291108   6,679   369,191  SH        SOLE       N/A         369,191
HUMAN GENOME SCIENCES INC    COM           444903108  17,990   753,021  SH        SOLE       N/A         753,021
INCYTE CORP                  COM           45337C102  12,509   755,402  SH        SOLE       N/A         755,402
INTEROIL CORP                COM           460951106  17,454   242,182  SH        SOLE       N/A         242,182
KANSAS CITY SOUTHERN         COM NEW       485170302  14,742   308,014  SH        SOLE       N/A         308,014
LAM RESEARCH CORP            COM           512807108  15,625   301,762  SH        SOLE       N/A         301,762
LAS VEGAS SANDS CORP         COM           517834107   8,392   182,632  SH        SOLE       N/A         182,632
LAZARD LTD                   SHS A         G54050102  13,132   332,532  SH        SOLE       N/A         332,532
LEAR CORP                    COM NEW       521865204  16,142   163,531  SH        SOLE       N/A         163,531
MARVELL TECHNOLOGY GROUP LTD ORD           G5876H105   8,604   463,854  SH        SOLE       N/A         463,854
MASSEY ENERGY COMPANY        COM           576206106  16,735   311,926  SH        SOLE       N/A         311,926
MICRON TECHNOLOGY INC        COM           595112103   6,471   806,836  SH        SOLE       N/A         806,836
MORGAN STANLEY               COM NEW       617446448  13,958   512,985  SH        SOLE       N/A         512,985
NOVELLUS SYS INC             COM           670008101  18,407   569,520  SH        SOLE       N/A         569,520
OCLARO INC                   COM NEW       67555N206   8,159   620,448  SH        SOLE       N/A         620,448
ONYX PHARMACEUTICALS INC     COM           683399109  23,238   630,280  SH        SOLE       N/A         630,280
PETROHAWK ENERGY CORP        COM           716495106   4,240   232,327  SH        SOLE       N/A         232,327
PLAINS EXPL & PRODTN CO      COM           726505100  16,573   515,655  SH        SOLE       N/A         515,655
PRECISION CASTPARTS CORP     COM           740189105  12,307    88,406  SH        SOLE       N/A          88,406
SALIX PHARMACEUTICALS INC    COM           795435106  20,565   437,936  SH        SOLE       N/A         437,936
SAVIENT PHARMACEUTICALS INC  COM           80517Q100   8,921   800,848  SH        SOLE       N/A         800,848
SEAGATE TECHNOLOGY PLC       SHS           G7945M107  26,863 1,787,322  SH        SOLE       N/A       1,787,322
STERLING FINL CORP WASH      COM NEW       859319303  16,579   873,946  SH        SOLE       N/A         873,946
TEXAS INSTRS INC             COM           882508104   9,551   293,889  SH        SOLE       N/A         293,889
TIFFANY & CO NEW             COM           886547108   8,335   133,849  SH        SOLE       N/A         133,849
TRANSATLANTIC PETROLEUM LTD  SHS           G89982105   5,437 1,632,771  SH        SOLE       N/A       1,632,771
TRANSOCEAN LTD               REG SHS       H8817H100  26,929   387,408  SH        SOLE       N/A         387,408
UNION PAC CORP               COM           907818108  14,043   151,557  SH        SOLE       N/A         151,557
UNITED PARCEL SERVICE INC    CL B          911312106  14,176   195,311  SH        SOLE       N/A         195,311
URBAN OUTFITTERS INC         COM           917047102  10,506   293,376  SH        SOLE       N/A         293,376
WALTER ENERGY INC            COM           93317Q105  21,638   169,258  SH        SOLE       N/A         169,258
WARNER CHILCOTT PLC IRELAND  SHS A         G94368100  29,214 1,294,967  SH        SOLE       N/A       1,294,967
WEATHERFORD INTERNATIONAL LT REG           H27013103  31,072 1,362,823  SH        SOLE       N/A       1,362,823
WILLIAMS COS INC DEL         COM           969457100  17,179   694,959  SH        SOLE       N/A         694,959

                         55                          829,217